TAXATION (Schedule of Significant Components of Provision for Income Taxes on Earnings) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012
Current:
PRC		¥ 8,562	¥ 13,537	¥ 2,992
Deferred:
PRC		(127,525)	(12,402)	(13,416)
Provision for income tax expenses (benefits)	$ (18,365)	¥ (118,963)	¥ 1,135	¥ (10,424)
Applicable tax rate (as a percent)	31.00%	31.00%	(2.00%)	2.00%	12.50%
Preferential tax rate (as a percent)	15.00%	15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%